OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)
25.	OTHER COMPREHENSIVE INCOME (LOSS)

Movement of accumulated other comprehensive income (loss) is as follow:

	Foreign	Unrealized
	currency	gain (loss) on
	translation	available-for-sale
	adjustments	investments	Total

Balance as of December 31, 2015	$1,490	$35,634	$37,124

Exchange difference	(10,994)	(19,247)	(30,241)

Balance as of December 31, 2016	$(9,504)	$16,387	$6,883

Exchange difference	9,585	648	10,233

Balance as of December 31, 2017	$81	$17,035	$17,116

Exchange difference	(5,770)	(17,035)	(22,805)

Balance as of December 31, 2018	$(5,689)	$-	$(5,689)

The change in the balance from December 31, 2017 includes $7,364 one-off cumulative-effect adjustment related to the adoption of ASU 2016-01 (See Note 2).